(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions	12 Months Ended
Dec. 31, 2017
Discontinued Operations and Disposal Groups [Abstract]
(Write-down) and Gain (Loss) on Sale of Vessels, Conventional Tankers Dispositions
(Write-down) and Gain (Loss) on Sale of Vessels and Conventional Tankers Dispositions

(Write-down) and Gain (Loss) on Sale of Vessels
In 2017, the carrying value of two FPSO units were written down to their estimated fair value, using a discounted cash flow valuation. The Petrojarl I FPSO unit was written down to its estimated fair value, as a result of increasing costs associated with additional upgrade work required and estimated liquidated damages to the charterer associated with the delay in the commencement of the unit's operations. During the third quarter of 2017, the Petrojarl I FPSO unit was moved from the Damen Shipyard in the Netherlands to complete upgrades at the Aibel AS shipyard in Norway. Upon arrival at the Aibel AS shipyard, it was determined that additional upgrade work was required, resulting in a further increase in costs and a further delay of the commencement of the FPSO unit's operations until the second quarter of 2018. In addition, during the third quarter of 2017, the Petrojarl Cidade de Rio das Ostras FPSO unit was written down to its estimated fair value, using a discounted cash flow valuation, as a result of a change in the operating plans for the unit resulting from receiving confirmation from the charterer in the third quarter of 2017 that it planned to redeliver the unit upon completion of the firm charter contract in January 2018. The Partnership's consolidated statement of loss for the year ended December 31, 2017 includes an aggregate $265.2 million write-down related to these units. The write-downs are included in the Partnership's FPSO segment.
In 2017, the carrying value of the HiLoad DP unit was written down to its estimated fair value using a discounted cash flow valuation. The unit was written down as a result of a change in expectations for the future employment opportunities for the unit and the unit proceeding into lay-up. The Partnership's consolidated statement of loss for the year ended December 31, 2017 includes a $26.3 million write-down related to this unit. The write-down is included in the Partnership's shuttle tanker segment.
In 2017, the carrying value of three shuttle tankers were written down to their estimated fair values, using appraised values. The Nordic Brasilia and Nordic Rio shuttle tankers were written down to their estimated fair values as a result of a change in the operating plans for these vessels, due to the redelivery of these vessels from their charterer after completing their bareboat charter contracts in July 2017 and a resulting change in expectations for the future opportunities for the vessels. The Partnership's consolidated statement of loss for the year ended December 31, 2017 includes a $25.2 million write-down related to these units, of which $10.8 million is included in a 50%-owned subsidiary of the Partnership. The write-downs are included in the Partnership's shuttle tanker segment. During the third quarter of 2017, the Navion Marita was written down to its estimated fair value as a result of the expected sale of the vessel. The vessel was sold during the fourth quarter of 2017 for gross proceeds of $5.7 million resulting in a loss on sale of approximately $0.2 million recorded during the fourth quarter of 2017. The carrying value of the Navion Marita had previously been written down to its estimated fair value, using an appraised value as a result of fewer opportunities to trade the vessel in the conventional tanker market. The Partnership’s consolidated statement of income for the year ended December 31, 2016, includes a $2.1 million write-down related to the vessel.
During the fourth quarter of 2017, the Partnership sold the Navion Saga FSO for gross proceeds of $7.4 million, resulting in a gain on sale of approximately $0.4 million recorded during the fourth quarter of 2017. The unit had previously been written down to its estimated fair value, using an appraised value as a result of the expected sale of the unit and the unit was classified as held-for-sale on the Partnership’s consolidated balance sheet as at December 31, 2016. The Partnership’s consolidated statement of income for the year ended December 31, 2016 includes a $1.7 million write-down related to this unit. The write-down is included in the Partnership’s FSO segment.
In 2016, the Partnership sold a 1992-built shuttle tanker, the Navion Torinita, for net proceeds of $5.0 million, which was the approximate carrying value of the vessel at the time of sale, and sold a 1995-built shuttle tanker, the Navion Europa, for net proceeds of $14.4 million, for which the Partnership recorded a gain on sale of $6.8 million in the Partnership's shuttle tanker segment, in a 67%-owned subsidiary of the Partnership. The recorded gain on sale of $6.8 million includes both the Partnership's interest and the non-controlling interest. The Navion Torinita had previously been written down to its estimated fair value, using an appraised value as a result of the expected sale of the vessel and the vessel was classified as held for sale on the Partnership’s consolidated balance sheet as at December 31, 2015. The Partnership’s consolidated statement of income for the year ended December 31, 2015 includes a $1.7 million write-down related to this vessel. The write-down and gain on sale are included in the Partnership’s shuttle tanker segment.

In 2016, the Partnership canceled the UMS construction contracts for its two UMS newbuildings. As a result, the carrying values of these two UMS newbuildings were written down to $nil. The Partnership's consolidated statements of income for the year ended December 31, 2016 includes a $43.7 million write-down related to these two UMS newbuildings (see notes 4 and 14b). The write-down is included in the Partnership’s UMS segment.

In 2015, the carrying values of two of the Partnership’s 2000s-built conventional tankers and seven of the Partnership’s 1990s-built shuttle tankers were written down to their estimated fair value, using appraised values. The write-down of the two conventional tankers was the result of the expected sale of the vessels and the vessels were classified as held for sale on the Partnership’s consolidated balance sheet as at December 31, 2015 (see below). The Partnership’s consolidated statement of income for the year ended December 31, 2015, includes a $3.9 million write-down related to these two conventional tankers. The write-down was included in the Partnership’s conventional tanker segment. Of the seven shuttle tankers, during the first quarter of 2015, one shuttle tanker was written down as a result of the expected sale of the vessel and the vessel was classified as held for sale on the Partnership’s consolidated balance sheet as at December 31, 2015. An additional shuttle tanker was written down during the first quarter of 2015 as a result of a change in the operating plan of the vessel. In the fourth quarter of 2015, the write-down of five shuttle tankers, which have an average age of 17.5 years, was the result of changes in our expectations of their future opportunities, primarily due to their advanced age. The Partnership’s consolidated statement of income for the year ended December 31, 2015, includes total write-downs of $66.7 million related to these seven shuttle tankers. The write-downs are included in the Partnership’s shuttle tanker segment. In 2015, the Partnership sold a 1997-built shuttle tanker, the Navion Svenita, for net proceeds of $8.6 million. The Partnership’s consolidated statement of income for the year ended December 31, 2015 includes a $1.6 million gain related to the sale of this vessel. The gain on sale is included in the Partnership’s shuttle tanker segment.

Conventional Tankers Dispositions

In March 2016, the time-charter contract with a subsidiary of Teekay Corporation for a 2004-built conventional tanker, the Kilimanjaro Spirit, was terminated by the Partnership. The Partnership concurrently received an early termination fee of $4.0 million from Teekay Corporation. Immediately following the charter termination, the Partnership sold the Kilimanjaro Spirit for net proceeds of $26.7 million and also sold a 2003-built conventional tanker, the Fuji Spirit, for net proceeds of $23.7 million, which were the approximate carrying values of the vessels at the time of sale. The two vessels were classified as held for sale on the Partnership’s consolidated balance sheet as at December 31, 2015. As part of the sale of these vessels, the Partnership is in-chartering these vessels for a period of three years each, both with an additional one-year extension option. The vessels are currently trading in the spot conventional market.

In December 2015, bareboat and time-charter contracts with a subsidiary of Teekay Corporation for the SPT Explorer, Navigator Spirit and Fuji Spirit were terminated by the Partnership. The Partnership concurrently paid total net charter termination fees to Teekay Corporation of $1.8 million. Immediately following the charter terminations, the Partnership sold its 100% interest in SPT Explorer L.L.C. and Navigator Spirit L.L.C., which own the SPT Explorer and the Navigator Spirit conventional tankers, respectively, to Teekay Tankers Ltd., a company under common control at that time, for net proceeds of $39.0 million, consisting of $80.0 million for the vessels and $8.6 million for working capital less $49.6 million for assumption of long-term debt. The $14.3 million excess of the purchase price over the Partnership’s carrying value of SPT Explorer L.L.C. and Navigator Spirit L.L.C. was accounted for as an equity contribution in the Partnership’s consolidated statement of changes in total equity.

The following table summarizes the pretax profit and components thereof for the SPT Explorer, Navigator Spirit, Fuji Spirit and Kilimanjaro Spirit for the periods presented in the consolidated statements of income, while these vessels were owned by the Partnership:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Revenues	—	8,030	30,230
Voyage expenses	—	(435)	(2,326)
Vessel operating expenses	—	(1,340)	(6,234)
Depreciation and amortization	—	—	(6,583)
General and administrative	—	(1)	(11)
Income from vessel operations	—	6,254	15,076
Interest expense	—	(142)	(1,007)
Foreign currency exchange loss	—	(4)	(7)
Other expense - net	—	—	—
Net income before income tax expense	—	6,108	14,062